Equity, Change in Warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares		Dec. 31, 2022 shares $ / shares		Dec. 31, 2021 shares EquityIssuance $ / shares		Dec. 31, 2021 shares EquityIssuance $ / shares
Number of Warrants [Abstract]
Beginning balance (in shares)	15,160,001		15,160,001		0		0
Issued (in shares)					19,250,000	[1]	19,250,000	[1]
Exercised (in shares)					(4,089,999)	[2]	(4,089,999)	[2]
Ending balance (in shares)	15,160,001		15,160,001		15,160,001		15,160,001
Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 7.46				$ 0
Issued (in dollars per share) | $ / shares					3.56	[1]
Exercised (in dollars per share) | $ / shares					10.2	[2]
Ending balance (in dollars per share) | $ / shares	$ 0.01				$ 7.46
Exercise Price $1.80 [Member]
Number of Warrants [Abstract]
Exercised (in shares)					(5,305,838)		(5,305,838)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares							$ 1.8
Exercise Price $4.50 [Member]
Number of Warrants [Abstract]
Exercised (in shares)					(2,222,222)		(2,222,222)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares							$ 4.5
Exercise Price $6.25 [Member]
Number of Warrants [Abstract]
Exercised (in shares)					(929,010)		(929,010)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares							$ 6.25
Exercise Price $1.45 [Member]
Number of Warrants [Abstract]
Exercised (in shares)					(144,094)		(144,094)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares							$ 1.45
Exercise Price $13.36 [Member]
Number of Warrants [Abstract]
Exercised (in shares)					(60,723)		(60,723)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares							$ 13.36
Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)	172,534		172,534		7,837,639		7,837,639
Issued (in shares)	0	[3]	0	[3]	1,144,200	[3]	1,144,200	[3]
Expired (in shares)	(17,204)	[4],[5]	(17,204)	[4],[5]	(147,418)	[5]	(147,418)	[5]
Exercised (in shares)	(863)	[6],[7]	(863)	[6],[7]	(8,661,887)	[7]	(8,661,887)	[7]
Ending balance (in shares)	154,467		154,467		172,534		172,534
Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share) | $ / shares			$ 6.14				$ 2.56
Issued (in dollars per share) | $ / shares			0	[3]			6.69	[3]
Exercised (in dollars per share) | $ / shares			1.45	[6],[7]			3.05	[7]
Expired (in dollars per share) | $ / shares			1.45	[4],[5]			1.8	[5]
Ending balance (in dollars per share) | $ / shares			$ 6.69				$ 6.14
Broker Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)	18,067		18,067
Issued (in shares)					1,144,200		1,144,200
Ending balance (in shares)					18,067		18,067
Weighted Average Exercise Price [Abstract]
Number of equity issuance completed | EquityIssuance					3		3

[1]	The warrants issued comprise of 7,750,000 private placement warrants and 11,500,000 public bought deal warrants related to the January 13, 2021, and June 15, 2021, equity issuances, respectively, completed during the year ended December 31, 2021.
[2]	The warrants exercised comprise of 3,875,000 private placement warrants with a weighted average exercise price of $10.27 and 214,999 public bought deal warrants with a weighted average exercise price of $9.03.
[3]	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.
[4]	The warrants expired comprise of 17,204 warrants with an exercise price of $1.45.
[5]	The warrants expired comprised of 147,418 warrants with an exercise price of $1.80.
[6]	The warrants exercised comprise of 863 warrants with an exercise price of $1.45.
[7]	The warrants exercised comprise of 5,305,838 warrants with an exercise price of $1.80, 2,222,222 warrants with an exercise price of $4.50, 929,010 warrants with an exercise price of $6.25, 144,094 warrants with an exercise price of $1.45, and 60,723 warrants with an exercise price of $13.36.